Finance Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance Expenses
9. FINANCE EXPENSES

	Years ended December 31,
	2019	2018
Interest expense	34,593	32,077
Finance expense – deferred revenue (Note 19)	4,154	4,182
Accretion on PER (Note 20)	1,577	2,305
	40,324	38,564
For the year ended December 31, 2019, interest expense includes $1,709 (2018 - $846) from lease liabilities and lease related obligations.